Share Capital	12 Months Ended
Jun. 30, 2023
Share Capital [Abstract]
SHARE CAPITAL

14. SHARE CAPITAL

	30 June 2023		30 June 2022
	Number of		Number of
	shares	Amount	shares	Amount
		RM		RM
Issued and fully paid ordinary shares
At the beginning of the year	10,000,000	4,416	10,000,000	4,416
Issuance of shares	16,437,500	23,304,379	-	-
As at end of the year	26,437,500	23,308,795	10,000,000	4,416

The shareholders’ equity structures as of 30 June 2021 and 30 June 2022 were presented after giving retroactive effect to the reorganization of ARB IOT Group Limited that was completed on 9 June 2022. All share and per share information has been retrospectively restated to reflect the reorganization for all periods presented.

ARB IOT Group Limited was established under the laws of the Cayman Islands on 1 March 2022 The authorised share capital of the Company is USD 50,000 divided into 50,000 shares of a par value of USD 1 each and the issued share capital was 1 ordinary share of a par value of USD 1.

On 9 June 2022, the Company subdivided existing issued and unissued shares into 10,000 shares of par value of USD 0.0001 each of the Company such that the authorized share capital of the Company will be 500,000,000 shares of a par value of USD 0.0001 each and the issued share capital will be 10,000 shares of a par value of USD 0.0001 each.

On 9 June 2022, the Company issued 9,990,000 new shares amounting to USD 999 to ARB IOT Limited for working capital purposes.

On 19 September 2023, the Company issued 15,000,000 new ordinary shares at a price of USD 0.0001 per ordinary share for a total cash consideration of USD 1,500 for working capital purposes.

On 4 May 2023, the Company’s ordinary shares commenced trading on the Nasdaq Capital Market under the symbol “ARBB” On 10 April, 2023, the Company closed its initial public offering (“IPO”) of 1,250,000 ordinary shares at a public offering price of USD 4.00 per ordinary share. The Company raised approximately USD 5 million in gross proceeds from its IPO, before deducting underwriting discounts and other related expenses. The Company received net proceeds of approximately USD 4.525 million after the deduction of approximately USD 0.475 million of offering costs.

On 25 April 2023, the Company issued 187,500 new ordinary shares at the public offering price of USD 4.00 per share, pursuant to the exercise by the underwriter of the over-allotment option, in full, granted to it in connection with the Company’s initial public offering. The Company received additional net proceeds of approximately USD 675,500 after deducting of approximately USD 52,500 of offering costs.

Owners of the Company are entitled to receive dividends as and when declared by the Company and are entitled to one (1) vote per ordinary share at meetings of the Company. All ordinary shares rank pari passu with regard to the residual assets of the Company.